Fair Value (Differences between Aggregate Fair Value and Aggregate Remaining Contractual Principal Balance Outstanding) (Detail) - JPY (¥) ¥ in Millions	Sep. 30, 2015	Mar. 31, 2015
Fair Value, Option, Quantitative Disclosures [Line Items]
Remaining aggregate contractual amounts outstanding, Financial assets	¥ 500	¥ 1,000
Fair value, Financial assets	501	1,007
Fair value over (under) remaining aggregate contractual amounts outstanding, Financial assets	1	7
Remaining aggregate contractual amounts outstanding, Financial liabilities	557,473	585,694
Fair value, Financial liabilities	535,402	584,630
Fair value over (under) remaining aggregate contractual amounts outstanding, Financial liabilities	(22,071)	(1,064)
Other Assets [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Remaining aggregate contractual amounts outstanding, Financial assets	500	1,000
Fair value, Financial assets	501	1,007
Fair value over (under) remaining aggregate contractual amounts outstanding, Financial assets	1	7
Long-term Debt [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Remaining aggregate contractual amounts outstanding, Financial liabilities	557,473	585,694
Fair value, Financial liabilities	535,402	584,630
Fair value over (under) remaining aggregate contractual amounts outstanding, Financial liabilities	¥ (22,071)	¥ (1,064)